Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial Highlights

Note 10. Financial Highlights

Financial highlights for non-managing members of the Company for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Total Index Series			Agricultural Sector Series			Energy Sector Series
	2012	2011	2010	2012	2011	2010	2012	2011	2010 (3)
Total Return	2.86%	(10.20)%	17.67%	3.13%	(19.64)%	34.81%	—%	—%	(7.61)%

Ratios to average members’ equity (net assets)
Total expenses (1)	0.94%	0.92%	0.96%	1.30%	1.22%	1.17%	—%	—%	1.59%

Net investment income (loss) (2)	1.00%	(3.07)%	(0.92)%	1.38%	(4.13)%	(1.14)%	—%	—%	(1.54)%

(1)	The ratio of operating expenses to average members’ equity (net asset) values does not include brokerage commissions.
(2)	Net investment income (loss) does not include net realized and unrealized gains and losses and the related brokerage commissions of the Series.
(3)	Annualized.

Each ratio is calculated for the non-managing members taken as a whole. The computation of an individual non-managing member’s ratios may vary from the ratios calculated above based on any fee waivers and the timing of capital transactions or participation in gains or losses from MF Global.

The total returns and ratios exclude the effects of any 1 percent sales fees charged by the selling agents as this fee is deducted from the subscription proceeds and paid to the applicable selling agent.